Certain transactions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Certain transactions
Note 3: - Certain transactions

a.Working Not Working acquisition:

In January 2021, the Company acquired all the outstanding shares of Working Not Working, Inc. (“WnW”), a creative talent platform for a consideration of $9,922.

The results of operations of WnW were consolidated in the Company’s financial statements commencing the date of acquisition.

The agreement stipulated additional contingent payments which are not included in the total consideration to the shareholders of WnW in an aggregate amount of up to $3,500 subject to the continuing employment, out of which the Company recorded a liability of $1,500 as of December 31, 2021 which was fully paid during 2022.

The table below summarizes the preliminary fair value of the acquired assets and assumed liabilities and the goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$910
Other tangible assets assumed	369
Creative relationships	4,252	10 years
Customer relationships	812	2 years
Trade name	362	3 years
Goodwill	4,525
Total assets acquired	11,230
Total liabilities	(1,308)
Net assets acquired	$9,922

The Company incurred approximately $292 in acquisition expenses for the year ended December 31, 2021 recorded under general and administrative expenses.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

b.CreativeLive acquisition:

In October 2021, the Company acquired all of the outstanding shares of CreativeLive, Inc. (“CreativeLive”), an online learning platform for a consideration of $9,332. The results of operations of CreativeLive were consolidated in the Company’s financial statements commencing the date of acquisition.

The agreement stipulated additional payments which were not included in the consideration including a payment to employees of CreativeLive by shareholders for past services in the amount of $1,500 paid at closing and retention bonus of $1,500 subject to continuing employment, out of which the Company recorded $1,125 and $375 under operating expenses for the years ended December 31, 2022 and 2021. The outstanding liability was fully paid during 2022. The agreement also stipulated contingent payments to shareholders of CreativeLive in an aggregate amount of up to $1,500 subject to certain milestones to be paid after 18 months.

The table below summarizes the preliminary fair value of the acquired assets and assumed liabilities and the goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$2,066
Other tangible assets assumed	552
Courses	1,311	2 years
Customer relationships	1,447	2 years
Technology	1,522	4 years
Trade name	557	5 years
Goodwill	5,139
Total assets acquired	12,594
Deferred revenue and other liabilities assumed	(3,262)
Net assets acquired	$9,332

The Company incurred approximately $121 in acquisition expenses for the year ended December 31, 2021 recorded under general and administrative expenses.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

c.    Stoke Talent acquisition

In November 2021, the Company acquired all the outstanding shares of Stoke Talent Ltd. (“Stoke”) a freelance management system for a cash amount of $93,084. According to the agreement unvested company options held by continuing employees of Stoke, were terminated, and substituted with a substitute award of the Company.

The results of operations of Stoke were consolidated in the Company’s financial statements commencing the date of acquisition.

The agreement stipulated additional contingent payments to shareholders of Stoke in an aggregate amount of up to $15,000 subject to certain milestones to be paid after one year. The fair-value of the contingent consideration as of the acquisition date was $12,258 and measured based on the estimated future cash outflows, utilizing the Monte Carlo simulation. As of December 31, 2021 the liability was recorded under other non-current liabilities. During 2022 the Company reversed the liability  since the corresponding milestones were not met.

The following table summarizes the fair value of the consideration transferred to Stoke shareholders as of the acquisition date:

Cash paid	$93,084
Fair value of contingent consideration	12,258
Fair value of unvested options	313
Total fair value of consideration transferred	$105,655
The table below summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$12,278
Other tangible assets assumed	1,160
Developed technology	35,691	7 years
Customer relationships	506	5 years
Trade name	752	6 years
Goodwill	56,367
Total assets acquired	106,754
Total liabilities assumed	(1,099)
Net assets acquired	$105,655

The Company incurred approximately $97 in acquisition expenses for the year ended December 31, 2021 recorded under general and administrative expenses.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.